Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of RSAs Activity Under the 2020 Plan

The following table summarized the Company’s RSAs activity under the 2020 Plan:

		Weighted average
	Number of RSAs*	grant date fair value*
Unvested, January 1, 2023	133,066	$40.34
Granted	-	-
Vested	(25,572)	31.31
Forfeited	(16,075)	65.00
Unvested, December 31, 2023	91,419	38.52
Granted	-	-
Vested	-	-
Forfeited	(53,130)	41.25
Unvested, December 31, 2024	38,289	34.73
Granted	-	-
Vested	-	-
Forfeited	(21,373)	38.24
Unvested, December 31, 2025	16,916	$30.30